Average Annual Total Returns - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Government Portfolio - Fidelity Investments Money Market Government Portfolio - Class II - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	4.87%
Past 5 years	1.68%
Past 10 years	1.06%